Financial Risk Management and Fair Values Measurement - Remaining Contractual Maturities of Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	¥ 152,712	¥ 167,990
Bills payable	12,747	4,561
Accrued expenses and other payables	274,509	200,952
Amount due to ultimate holding company	23,478	26,714
Other non-current liabilities	7,109	5,107
Carrying amount [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	152,712	167,990
Bills payable	12,747	4,561
Accrued expenses and other payables	264,545	200,952
Amount due to ultimate holding company	23,478	26,714
Lease liabilities	56,981	66,633
Other non-current liabilities	373	460
Financial liabilities	510,836	467,310
Total contractual undiscounted cash flow [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	152,712	167,990
Bills payable	12,747	4,561
Accrued expenses and other payables	264,545	200,952
Amount due to ultimate holding company	23,478	26,714
Lease liabilities	61,776	72,291
Other non-current liabilities	425	479
Financial liabilities	515,683	472,987
Within 1 year or on demand [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	152,712	167,990
Bills payable	12,747	4,561
Accrued expenses and other payables	264,545	200,952
Amount due to ultimate holding company	23,478	26,714
Lease liabilities	26,519	23,780
Financial liabilities	480,001	423,997
More than 1 year but less than 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	19,875	22,927
Other non-current liabilities	78	67
Financial liabilities	19,953	22,994
More than 3 years but less than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	8,552	17,513
Other non-current liabilities	75	70
Financial liabilities	8,627	17,583
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	6,830	8,071
Other non-current liabilities	272	342
Financial liabilities	¥ 7,102	¥ 8,413